New Accounting Pronouncements (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Other current assets	$ 105.3	$ 77.4
Other assets	216.6	189.2
Current portion of long-term debt and short-term borrowings	28.7	849.0
Long-term debt	$ 2,908.7	2,321.3
Scenario, Previously Reported [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Other current assets		79.2
Other assets		203.6
Current portion of long-term debt and short-term borrowings		849.4
Long-term debt		2,337.1
Restatement Adjustment [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Other current assets		77.4
Other assets		189.2
Current portion of long-term debt and short-term borrowings		849.0
Long-term debt		$ 2,321.3